8. Income Taxes (Details - Deferred Tax Assets) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
U.S. federal net operating loss carryforwards		$ 3,184,691	$ 2,606,017
IPR&D		6,108,078	6,776,473
Share-based compensation		1,859,357	1,527,615
Enhanced research and development tax credits		1,109,026	1,060,200
U.S. state net operating loss carryforwards		1,298,745	1,057,856
Accrued expenses		59,979	198,067
Depreciation		3,283	1,948
Other		0	0
Total deferred tax assets before valuation allowance		23,484,898	22,764,939
Valuation allowance for deferred tax assets	$ (23,800,000)	(23,484,898)	(22,764,939)
Deferred tax liability:
Indefinite-lived intangible asset		(2,918,518)	(2,918,518)
Debt discount		0	0
Total deferred tax liabilities		(2,918,518)	(2,918,518)
Net deferred tax assets and liabilities	$ (2,900,000)	(2,918,518)	(2,918,518)
UNITED KINGDOM [Member]
Deferred tax assets:
Foreign net operating loss carryforwards		8,039,343	7,641,719
Foreign capital loss carryforwards		1,298,303	1,378,643
GERMANY [Member]
Deferred tax assets:
Foreign net operating loss carryforwards		$ 524,093	$ 516,401